Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost - $2,249,891 in 2014 and $2,315,654 in 2013)	$ 2,678,688	$ 2,592,484
Equity securities available for sale, at fair value (cost - $122,347 in 2014 and $94,467 in 2013)	135,746	100,266
Commercial mortgage loans on real estate, at amortized cost	499,814	562,368
Policy loans	11,663	12,461
Short-term investments	64,104	64,457
Collateral held/pledged under securities agreements	42,941	42,232
Other investments	109,740	116,785
Total investments	3,542,696	3,491,053
Cash and cash equivalents	7,290	17,641
Premiums and accounts receivable, net	77,467	71,304
Reinsurance recoverables	2,154,208	1,837,380
Accrued investment income	36,194	37,492
Deferred acquisition costs	26,435	24,521
Tax receivable	0	9,090
Goodwill	17,285	17,285
Value of business acquired	10,129	11,555
Other intangible assets, net	14,760	16,548
Other assets	3,965	6,323
Assets held in separate accounts	1,685,061	1,715,625
Total assets	7,575,490	7,255,817
Liabilities
Future policy benefits and expenses	2,906,706	2,743,876
Unearned premiums	34,355	30,535
Claims and benefits payable	1,717,938	1,679,730
Commissions payable	17,599	16,330
Deferred gain on disposal of businesses	67,460	62,313
Obligation under securities agreements	42,941	42,229
Accounts payable and other liabilities	222,501	161,217
Tax payable	1,072	0
Liabilities related to separate accounts	1,685,061	1,715,625
Total liabilities	6,695,633	6,451,855
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $5 per share, $1,000,000 shares authorized, issued and outstanding at December 31, 2014 and 2013	5,000	5,000
Additional paid-in capital	515,630	515,630
Retained earnings	75,409	103,231
Accumulated other comprehensive income	283,818	180,101
Total stockholder's equity	879,857	803,962
Total liabilities and stockholder's equity	$ 7,575,490	$ 7,255,817